UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Portfolios of Investments

Longleaf Partners Fund

Portfolio of Investments

March 31, 2018

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation	1,166,184	$146,729,271	4.8%
Air Freight & Logistics
FedEx Corporation	747,865	179,569,865	5.8
Construction Materials
LafargeHolcim Ltd(a) (Switzerland)	3,724,555	203,236,291	6.6
Diversified Telecommunication Services
CenturyLink, Inc.	15,961,137	262,241,481	8.5
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	18,489,500	222,156,351	7.2
General Electric Company	10,361,244	139,669,569	4.6

		361,825,920	11.8

Insurance
Fairfax Financial Holdings, Limited (Canada)	297,336	150,720,861	4.9
Internet Software & Services
Alphabet Inc. – Class C*	138,391	142,790,450	4.6
Leisure Products
Mattel, Inc.	11,035,587	145,117,969	4.7
Machinery
CNH Industrial N.V. (Netherlands)	10,036,001	124,015,328	4.0
Media
Comcast Corporation – Class A	4,153,263	141,916,997	4.6
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	10,778,002	166,304,571	5.4
CONSOL Energy Inc.*(b)	1,425,317	41,291,433	1.4

		207,596,004	6.8

Pharmaceuticals
Allergan plc	1,052,095	177,057,067	5.8
Real Estate Investment Trusts (REITs)
Park Hotels & Resorts, Inc.	5,782,718	156,249,040	5.1
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	17,003,500	143,493,770	4.7

Total Common Stocks (Cost $2,309,584,438)		2,542,560,314	82.7

continued

Options Purchased	Notional Amount	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 6/28/18, with BNP Paribas, Strike Price $7.80 (Hong Kong)	14,000,000	$56,000	-%
Hong Kong Dollar Put, 9/6/18, with BNP Paribas, Strike Price $7.80 (Hong Kong)	170,000,000	595,000	-
Hong Kong Dollar Put, 7/19/19, with BNP Paribas, Strike Price $7.80 (Hong Kong)	24,000,000	117,600	-

Total Options Purchased (Cost $2,180,750)		768,600	0.0

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.28%, dated 3/29/18, due 4/2/18, Repurchase price $150,413,679 (Collateral: $153,418,665 U.S. Treasury Bonds, 2.00% - 2.13% due 2/15/25 to 5/15/25, Par $159,630,000)	150,409,000	150,409,000	4.9
U.S. Treasury Bill, 1.49% due 6/21/18	370,000,000	368,613,529	12.0

Total Short-Term Obligations (Cost $519,176,485)		519,022,529	16.9

Total Investments (Cost $2,830,941,673)		3,062,351,443	99.6

Other Assets (Liabilities), Net		10,919,335	0.4

Net Assets		$3,073,270,778	100.0%

*	Non-income producing security.
(a)	See Note 5.
(b)	Affiliated issuer during the period. See Note 3.

Note: Companies headquartered outside the U.S. represent 27.5% of net assets.

See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund

Portfolio of Investments

March 31, 2018

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Chemicals
OCI N.V.*(a)(b) (Netherlands)	9,661,792	$223,560,749	6.0%
Communications Equipment
ViaSat, Inc.*(b)	3,763,727	247,352,138	6.6
Diversified Consumer Services
Graham Holdings Company – Class B(b)	428,000	257,763,000	6.9
Diversified Telecommunication Services
CenturyLink, Inc.	14,779,941	242,834,431	6.5
Hotels, Restaurants & Leisure
Sonic Corp.(b)	6,370,000	160,715,100	4.3
Leisure Products
Mattel, Inc.	13,097,658	172,234,203	4.6
Machinery
Actuant Corporation – Class A(b)	5,841,674	135,818,921	3.6
Movies & Entertainment
Liberty Media Formula One Corporation – Class A*	554,201	16,232,547	0.4
Liberty Media Formula One Corporation – Class C*	4,688,935	144,653,645	3.9

		160,886,192	4.3

Oil, Gas & Consumable Fuels
CNX Resources Corporation*(b)	11,617,367	179,255,973	4.8
CONSOL Energy Inc.*(b)	1,523,676	44,140,894	1.2

		223,396,867	6.0

Real Estate Investment Trusts (REITs)
Park Hotels & Resorts, Inc.	8,928,003	241,234,641	6.5
Real Estate Management & Development
Hopewell Holdings Limited(b) (Hong Kong)	52,817,500	202,431,401	5.4
Realogy Holdings Corporation	6,470,528	176,516,004	4.7

		378,947,405	10.1

Technology, Hardware, Storage & Peripherals
Eastman Kodak Company*(c)	4,000,000	21,400,000	0.6

Total Common Stocks (Cost $2,326,891,494)		2,466,143,647	66.0

continued

Preferred Stock	Shares	Market Value	% of Net Assets
Technology, Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock – Series A 5.50%(c)(d)(e) (Cost $186,430,000)	1,864,300	$151,232,016	4.0%

Corporate Bonds	Principal Amount
Multiline Retail
Neiman Marcus Group LTD LLC 8.00% 144A Senior Notes due 10/15/21(f)	183,971,000	117,281,512	3.1
Neiman Marcus Group LTD LLC 8.75% Cash or 9.50% PIK 144A Senior Notes due 10/15/21(f)(g)	97,421,960	62,593,609	1.7

Total Corporate Bonds (Cost $176,930,343)		179,875,121	4.8

Options Purchased	Notional Amount
Currency
Hong Kong Dollar Put, 6/28/18, with BNP Paribas, Strike Price $7.80 (Hong Kong)	26,000,000	104,000	-
Hong Kong Dollar Put, 7/19/19, with BNP Paribas, Strike Price $7.80 (Hong Kong)	218,000,000	1,068,200	-

Total Options Purchased (Cost $1,501,728)		1,172,200	0.0

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.28%, dated 3/29/18, due 4/2/18, Repurchase price $165,185,139 (Collateral: $168,484,905 U.S. Treasury Bonds, 1.63% - 2.13% due 5/15/25 to 5/15/26, Par $179,280,000)	165,180,000	165,180,000	4.4
U.S. Treasury Bill, 1.38% due 5/17/18	325,000,000	324,430,031	8.7
U.S. Treasury Bill, 1.49% due 6/21/18	140,000,000	139,475,389	3.7
U.S. Treasury Bill, 1.89% due 9/20/18	300,000,000	297,333,468	8.0

Total Short-Term Obligations (Cost $926,456,175)		926,418,888	24.8

Total Investments (Cost $3,618,209,740)		3,724,841,872	99.6

Other Assets (Liabilities), Net		14,197,783	0.4

Net Assets		$3,739,039,655	100.0%

*	Non-income producing security.
(a)	See Note 5.
(b)	Affiliated issuer during the period. See Note 3.
(c)	Controlled investment during the period. See Note 3.
(d)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(e)

These shares were acquired directly from the issuer in a private placement on November 7, 2016, with a total cost at March 31, 2018 of $186,430,000. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing

continued

for the potential resale on an ongoing basis under 33 Act Rule 415 of Series A Preferred Stock as well as the Common Stock issuable upon conversion of the Series A Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Notes 2 and 4).
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

Note: Companies headquartered outside the U.S. represent 11.4% of net assets.

See Notes to Portfolio of Investments.

Longleaf Partners International Fund

Portfolio of Investments

March 31, 2018

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Beverages
C&C Group plc (Ireland)	12,436,786	$40,705,603	3.5%
Chemicals
OCI N.V.*(a) (Netherlands)	2,873,960	66,499,533	5.7
Construction & Engineering
Ferrovial S.A. (Spain)	2,579,857	53,938,972	4.6
Construction Materials
LafargeHolcim Ltd(a) (Switzerland)	1,535,332	83,777,842	7.2
Diversified Financial Services
EXOR N.V. (Netherlands)	1,365,125	97,175,358	8.3
Electrical Equipment
Vestas Wind Systems A/S (Denmark)	623,967	44,646,053	3.8
Food & Staples Retailing
Ain Holdings, Inc. (Japan)	431,800	33,751,028	2.9
Hotels, Restaurants & Leisure
Belmond, Ltd. – Class A* (United Kingdom)	3,624,656	40,414,914	3.5
Genting Berhad (Malaysia)	3,391,800	7,648,319	0.6
Melco International Development Limited (Hong Kong)	17,759,700	52,121,155	4.5

		100,184,388	8.6

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	6,122,000	73,557,488	6.3
Insurance
Fairfax Financial Holdings, Limited (Canada)	136,183	69,031,732	5.9
Internet Software & Services
Baidu, Inc. ADR* (China)	221,264	49,383,912	4.2
Machinery
MinebeaMitsumi, Inc. (Japan)	1,013,500	21,791,991	1.9
Media
Grupo Televisa S.A.B. ADR (Mexico)	1,539,214	24,565,855	2.1
Metals & Mining
MLog S.A.*(b)(c) (Brazil)	108,226	461,889	0.1
Pharmaceuticals
Hikma Pharmaceuticals plc (United Kingdom)	4,505,647	76,626,658	6.6
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	7,111,000	60,010,245	5.2
Great Eagle Holdings Limited (Hong Kong)	10,522,817	53,537,526	4.6

		113,547,771	9.8

continued

Common Stocks	Shares	Market Value	% of Net Assets
Wireless Telecommunication Services
Millicom International Cellular SA (Sweden)	481,199	$32,930,701	2.8%

Total Common Stocks (Cost $821,915,304)		982,576,774	84.3

Warrants	Shares	Market Value	% of Net Assets
Hotels, Restaurants & Leisure
Genting Berhad Warrants, exercise price $2.06, 12/18/18* (Malaysia) (Cost $13,407,006)	17,638,525	$4,491,713	0.4%

Corporate Bonds	Principal Amount
Construction & Engineering
Cemex S.A.B. de C.V. (Mexico) 3.72% due 3/15/20 (Cost $21,938,985 )	21,256,000	21,931,983	1.9

Options Purchased	Notional Amount
Currency
Hong Kong Dollar Put, 7/19/19, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $841,850)	149,000,000	730,100	-

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.28%, dated 3/29/18, due 4/2/18, Repurchase price $108,313,370 (Collateral: $110,478,062 U.S. Treasury Bond, 2.00% due 2/15/25, Par $115,420,000)	108,310,000	108,310,000	9.3
U.S. Treasury Bill, 1.49% due 06/21/18	50,000,000	49,812,639	4.3

Total Short-Term Obligations (Cost $158,143,444)		158,122,639	13.6

Total Investments (Cost $1,016,246,589)		1,167,853,209	100.2
Forward Currency Contracts		(500,879)	(0.1)
Other Assets (Liabilities), Net		(1,529,721)	(0.1)

Net Assets		$1,165,822,609	100.0%

*	Non-income producing security.
(a)	See Note 5.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(c)	These shares were acquired directly from the issuer in a private placement on May 25, 2011, with a total cost at March 31, 2018 of $39,324,395. Due to the lack of an active trading

continued

market all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Notes 2 and 4).

Forward	Currency Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Loss
USD 55,956,559	RMB 356,986,059	State Street	9/26/18	$(500,879)

Currency Abbreviation:

RMB – Chinese Renminbi

USD – U.S. Dollar

See Notes to Portfolio of Investments.

Longleaf Partners Global Fund

Portfolio of Investments

March 31, 2018

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation (United States)	76,724	$9,653,414	4.0%
Air Freight & Logistics
FedEx Corporation (United States)	55,412	13,304,975	5.6
Chemicals
OCI N.V.*(a) (Netherlands)	465,968	10,781,867	4.5
Construction & Engineering
Ferrovial S.A. (Spain)	547,485	11,446,672	4.8
Construction Materials
LafargeHolcim Ltd (French Exchange)(a) (Switzerland)	205,845	11,232,261	4.7
LafargeHolcim Ltd (Swiss Exchange)(a) (Switzerland)	19,600	1,073,976	0.5

		12,306,237	5.2

Diversified Financial Services
EXOR N.V. (Netherlands)	244,979	17,438,639	7.3
Diversified Telecommunication Services
CenturyLink, Inc. (United States)	1,123,152	18,453,387	7.7
Electrical Equipment
Vestas Wind Systems A/S (Denmark)	136,177	9,743,729	4.1
Hotels, Restaurants & Leisure
Genting Berhad (Malaysia)	372,000	838,839	0.4
Melco International Development Limited (Hong Kong)	3,259,388	9,565,650	4.0

		10,404,489	4.4

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	1,012,029	12,159,803	5.1
General Electric Company (United States)	812,851	10,957,232	4.6

		23,117,035	9.7

Insurance
Fairfax Financial Holdings, Limited (Canada)	24,711	12,526,109	5.2
Internet Software & Services
Alphabet Inc. – Class C* (United States)	9,735	10,044,476	4.2
Machinery
CNH Industrial N.V. (Netherlands)	676,037	8,353,820	3.5
Media
Comcast Corporation – Class A (United States)	322,182	11,008,959	4.6
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	624,551	9,636,822	4.0
CONSOL Energy Inc.* (United States)	75,256	2,180,166	0.9

		11,816,988	4.9

continued

Common Stocks	Shares	Market Value	% of Net Assets
Pharmaceuticals
Allergan plc (United States)	79,594	$13,394,874	5.6%
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	1,166,529	9,844,423	4.1
Hopewell Holdings Limited (Hong Kong)	1,391,500	5,333,143	2.3

		15,177,566	6.4

Total Common Stocks (Cost $191,805,361)		218,973,236	91.7

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants, exercise price $2.06, 12/18/18* (Malaysia) (Cost $2,886,103)	3,403,186	866,633	0.4

Options Purchased	Notional Amount
Currency
Hong Kong Dollar Put, 6/28/18, with BNP Paribas, Strike Price $7.80 (Hong Kong)	1,500,000	6,000	-
Hong Kong Dollar Put, 7/19/19, with BNP Paribas, Strike Price $7.80 (Hong Kong)	25,500,000	124,950	-

Total Options Purchased (Cost $159,654)		130,950	0.0

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.28%, dated 3/29/18, due 4/2/18, Repurchase price $8,946,278 (Collateral: $9,126,740 U.S. Treasury Bond, 2.00% due 2/15/25, Par $9,535,000)	8,946,000	8,946,000	3.7
U.S. Treasury Bill, 1.38% due 5/17/18	10,000,000	9,982,463	4.2

Total Short-Term Obligations (Cost $18,928,462)		18,928,463	7.9

Total Investments (Cost $213,779,580)		238,899,282	100.0
Other Assets (Liabilities), Net		(110,603)	-

Net Assets		$238,788,679	100.0%

*	Non-income producing security.
(a)	See Note 5.

See Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(Unaudited)

Note 1. Organization

Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Note 2. Significant Accounting Policies

The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.

Management Estimates

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.

Security Valuation

The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.

In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.

When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Trustees. In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.

Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S.

Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by using an external pricing service as determined by the Board of Trustees, consistent with any regulatory guidelines, and are categorized as Level 2.

Security Transactions

For financial reporting purposes, the Funds record security transactions on trade date.

Federal Income Taxes

The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2018 were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross Unrealized Appreciation	$457,484,303	$294,776,068	$239,040,131	$34,614,709
Gross Unrealized Depreciation	(226,474,960)	(190,987,279)	(89,156,479)	(10,852,256)

Net Unrealized Appreciation	$231,009,343	$103,788,789	$149,883,652	$23,762,453

Cost for Federal Income Tax Purposes	$2,831,342,100	$3,621,053,083	$1,017,969,557	$215,136,829

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Warrants

The Funds may invest in warrants and stock purchase rights of companies, which gives the Funds the right to buy stock. The warrant specifies the amount of the underlying stock, the exercise price, and the date the warrant expires. The Funds have no obligation to exercise the warrant and buy the stock.

Options

The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.

The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.

Risk of Options

Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Forward Currency Contracts

The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.

Risk of Forward Currency Contracts

Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.

Counterparty Risk and Collateral

The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

Note 3. Affiliated Issuer

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Also, under the 1940 Act, a fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment. Affiliated companies and controlled investments during the period ended March 31, 2018 were as follows:

	Shares at	Market Value at				Net Realized Gain (Loss) 12/31/17 to	Net Unrealized Appreciation (Depreciation) 12/31/17 to	Market Value at
	3/31/18	12/31/17	Purchases	Sales	Dividends	3/31/18	3/31/18	3/31/18
Partners Fund
CONSOL Energy Inc.*	1,425,317	$56,314,275	$-	$-	$-	$-	$(15,022,842)	$41,291,433
Small-Cap Fund
Actuant Corporation – Class A	5,841,674	$147,794,352	$-	$-	$-	$-	$(11,975,431)	$135,818,921
CNX Resources Corporation*	11,617,367	181,313,057	-	(12,138,212)	-	(10,938,301)	21,019,429	179,255,973
CONSOL Energy Inc.*	1,523,676	60,200,439	-	-	-	-	(16,059,545)	44,140,894

	Shares at	Market Value at				Net Realized Gain (Loss) 12/31/17 to	Net Unrealized Appreciation (Depreciation) 12/31/17 to	Market Value at
	3/31/18	12/31/17	Purchases	Sales	Dividends	3/31/18	3/31/18	3/31/18
Eastman Kodak Company*(a)	4,000,000	$12,400,000	$-	$-	$-	-	$9,000,000	$21,400,000
Eastman Kodak Company Convertible Preferred Stock – Series A 5.5%(a)(b)(c)	1,864,300	147,316,986	-	-	2,563,413	-	3,915,030	151,232,016
Graham Holdings Company – Class B	428,000	238,973,800	-	-	569,240	-	18,789,200	257,763,000
Hopewell Holdings Limited	52,817,500	195,035,726	-	-	3,711,440	-	7,395,675	202,431,401
OCI N.V.*(d)(e)	9,661,792	277,203,176	-	(34,739,343)	-	(6,654,263)	(12,248,821)	223,560,749
Sonic Corp.	6,370,000	175,047,600	-	-	1,019,200	-	(14,332,500)	160,715,100
ViaSat, Inc.*	3,763,727	281,714,966	-	-	-	-	(34,362,828)	247,352,138

		$1,717,000,102	$-	$(46,877,555)	$7,863,293	$(17,592,564)	$(28,859,791)	$1,623,670,192

*	Non-income producing security.
(a)	Controlled investment.
(b)	Restricted security, see Portfolio of Investments for additional disclosures.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	Not an affiliate at the end of the period.
(e)	See Note 5.

Note 4. Fair Value Measurements

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ investments at March 31, 2018 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stock	$1,849,658,574	$692,901,740	$-	$2,542,560,314
Options Purchased	-	768,600	-	768,600
Short-Term Obligations	-	519,022,529	-	519,022,529

Total	$1,849,658,574	$1,212,692,869	$-	$3,062,351,443

Small-Cap Fund
Common Stock	$2,040,151,497	$425,992,150	$-	$2,466,143,647
Preferred Stock	-	-	151,232,016	151,232,016
Corporate Bonds	-	179,875,121	-	179,875,121
Options Purchased	-	1,172,200	-	1,172,200
Short-Term Obligations	-	926,418,888	-	926,418,888

Total	$2,040,151,497	$1,533,458,359	$151,232,016	$3,724,841,872

International Fund
Common Stock	$224,102,016	$758,012,869	$461,889	$982,576,774
Corporate Bonds		21,931,983		21,931,983
Warrants	4,491,713	-	-	4,491,713
Options Purchased	-	730,100	-	730,100
Short-Term Obligations	-	158,122,639	-	158,122,639
Forward Currency Contracts	-	(500,879)	-	(500,879)

Total	$228,593,729	$938,296,712	$461,889	$1,167,352,330

Global Fund
Common Stocks	$111,160,414	$107,812,822	$-	$218,973,236
Warrants	866,633	-	-	866,633
Options Purchased	-	130,950	-	130,950
Short-Term Obligations	-	18,928,463	-	18,928,463

Total	$112,027,047	$126,872,235	$-	$238,899,282

Transfers are recognized at the beginning of the reporting period. There were no transfers between Level 1, 2, or 3 during the period.

The following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of Level 3 assets, and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing fundamental data relating to the issuer. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Fund	Investments in Securities	Fair Value at 3/31/18 (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$151,232	Preferred Stock Pricing Model	Expected Volatility	45%	Increase
International Fund	Common Stock	$462	Discounted Cash Flow	Discount Rate	17-35%	Decrease
			Method	Revenue Growth Rate	0-4%	Increase

*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.

The following is a reconciliation of this Level 3 holding for which significant unobservable inputs were used in determining fair value as of March 31, 2018:

	Small-Cap Fund		International Fund
Fair value at December 31, 2017	$147,316,986		$860,040
Change in unrealized appreciation (depreciation)	3,915,030	(a)	(398,151	)(b)

Fair value at March 31, 2018	$151,232,016		$461,889

(a)	Statements of Operations location: Change in Unrealized Appreciation (Depreciation) Controlled investments.
(b)	Statements of Operations location: Change in Unrealized Appreciation (Depreciation) Non-affiliated securities.

Note 5. Related Parties

A substantial shareholder of Southeastern Concentrated Value Ltd. (SCV), a private fund under a discretionary investment management agreement with Southeastern and in which Longleaf portfolio managers and related parties have a substantial financial interest, is CEO and a director of OCI N.V. and a director of LafargeHolcim Ltd, which are investments in the Funds. Southeastern intends to follow its established investment disciplines with respect to OCI N.V. and LafargeHolicm Ltd and will disregard any potential biases the SCV relationship might create.

Item 2. Control and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 18, 2018

By	/s/ Ryan S. Hocker
Ryan S. Hocker
Global Funds Treasurer, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 18, 2018